UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®

Investment portfolio

June 30, 2017

unaudited

Common stocks90.31% Consumer discretionary18.48%	Shares	Value (000)
Domino’s Pizza, Inc.	1,949,269	$412,329
Lions Gate Entertainment Corp., Class A1,2	4,243,393	119,749
Lions Gate Entertainment Corp., Class B1,2	3,878,393	101,924
GVC Holdings PLC1	21,840,894	215,199
Seria Co., Ltd.1	4,256,048	205,471
Dollarama Inc.	2,005,000	191,579
YOOX Net-A-Porter Group SPA1,2	6,041,000	167,111
Hilton Grand Vacations Inc.2	3,563,300	128,493
ASOS PLC2	1,491,741	111,698
zooplus AG, non-registered shares1,2	560,134	111,318
Melco International Development Ltd.	40,575,000	108,616
Cedar Fair, LP	1,496,000	107,862
Ted Baker PLC1	3,446,897	107,297
Evolution Gaming Group AB1	1,943,200	101,580
Planet Fitness, Inc., Class A	4,123,511	96,243
Sleep Country Canada Holdings Inc.1	3,011,253	95,553
Paddy Power Betfair PLC	886,051	94,592
TopBuild Corp.2	1,745,000	92,607
Jumbo SA	5,028,161	91,887
MakeMyTrip Ltd., non-registered shares1,2	2,637,600	88,492
MakeMyTrip Ltd., non-registered shares1,2,3,4	92,000	2,901
Crompton Greaves Consumer Electricals Ltd.2	24,438,000	85,616
POYA International Co., Ltd.1	6,735,908	85,472
Taiwan Paiho Ltd.1	22,578,000	84,983
AA PLC	27,840,061	82,673
Belmond Ltd., Class A2	6,198,000	82,433
Entertainment One Ltd.1	27,650,631	79,374
Five Below, Inc.2	1,577,000	77,856
Domino’s Pizza Enterprises Ltd.	1,938,946	77,613
SeaWorld Entertainment, Inc.1	4,748,592	77,260
JINS Inc.1	1,381,000	76,862
Gentex Corp.	3,909,134	74,156
Installed Building Products, Inc.2	1,308,500	69,285
Strayer Education, Inc.1	724,200	67,510
Beauty Community PCL1	208,500,000	66,288
Countryside Properties PLC	14,524,434	64,508
Ace Hardware Indonesia Tbk PT3	779,220,900	62,011
Newell Brands Inc.	1,115,212	59,798
Cyrela Brazil Realty SA, ordinary nominative	17,923,300	59,295
Grand Canyon Education, Inc.2	750,500	58,847
Tele Columbus AG2	4,879,000	54,054
Nien Made Enterprise Co., Ltd.	4,694,000	52,078
Endurance Technologies Ltd.2	3,763,890	50,978
KB Home	2,117,000	50,744
Vail Resorts, Inc.	250,074	50,722
BCA Marketplace PLC	19,766,139	50,073
Moncler SpA	2,120,000	49,638

SMALLCAP World Fund — Page 1 of 22

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Cie. Plastic Omnium SA	1,295,995	$47,271
Penske Automotive Group, Inc.	1,030,875	45,266
Ladbrokes Coral Group PLC	29,522,600	44,027
At Home Group Inc.2	1,830,940	42,643
Brunello Cucinelli SpA	1,608,281	42,285
ElringKlinger AG	2,199,700	42,158
Page Industries Ltd.	162,500	42,076
Tailored Brands, Inc.1	3,741,000	41,750
Greene King PLC	4,696,350	41,196
Maisons du Monde SA2	1,030,914	40,110
Ocado Group PLC2	10,603,000	39,966
Domino’s Pizza Group PLC	10,290,000	39,389
Ollie’s Bargain Outlet Holdings, Inc.2	915,000	38,979
Matahari Department Store Tbk PT3	36,286,000	38,534
Chow Sang Sang Holdings International Ltd.	15,940,000	37,199
Hyundai Wia Corp.	607,049	37,034
Eros International PLC, Class A2	2,899,138	33,195
Eros International PLC, Class A2,5	216,500	2,479
Spin Master Corp., subordinate voting shares2	1,159,000	34,588
Hostelworld Group PLC1	7,645,662	34,555
Stella International Holdings Ltd.	19,231,000	34,484
Texas Roadhouse, Inc.	637,440	32,478
Estácio Participações SA, ordinary nominative	7,225,000	31,884
Nifco Inc.	591,600	31,717
Elior Group SA	1,040,000	30,219
Six Flags Entertainment Corp.	500,000	29,805
ServiceMaster Global Holdings, Inc.2	753,000	29,510
M.D.C. Holdings, Inc.	829,500	29,306
Inchcape PLC	2,951,460	29,004
boohoo.com PLC2	9,589,455	28,976
TAKKT AG	1,122,278	28,059
Cox & Kings Ltd.	6,170,000	26,441
Cox & Kings Ltd.	330,000	1,414
CalAtlantic Group, Inc.	750,800	26,541
Cavco Industries, Inc.2	204,000	26,449
Zhongsheng Group Holdings Ltd.	14,181,000	26,446
Daily Mail and General Trust PLC, Class A, nonvoting	2,971,000	25,810
Ctrip.com International, Ltd. (ADR)2	464,000	24,991
Lands’ End, Inc.1,2	1,654,000	24,645
Kyoritsu Maintenance Co., Ltd.	819,400	23,786
World Wrestling Entertainment, Inc., Class A	1,140,000	23,222
Greggs PLC	1,647,800	23,179
Century Communities, Inc.2	911,000	22,593
Wowprime Corp.	3,675,000	22,289
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	2,250,000	21,998
Capella Education Co.	250,000	21,400
Lennar Corp., Class A	394,000	21,008
Cairn Homes PLC2	11,600,000	19,940
L’Occitane International SA	8,562,051	19,652
Melco Resorts & Entertainment Ltd. (ADR)	800,000	17,960
Eclat Textile Co., Ltd.	1,415,614	17,265
D.R. Horton, Inc.	490,000	16,939
Chipotle Mexican Grill, Inc.2	39,890	16,598
Hathway Cable and Datacom Ltd.2	29,276,000	16,486
Dalata Hotel Group PLC2	2,863,273	15,763

SMALLCAP World Fund — Page 2 of 22

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
POLYTEC Holding AG, non-registered shares	834,369	$15,715
DineEquity, Inc.	341,600	15,047
BNN Technology PLC1,2	19,007,000	14,606
DO & CO AG, non-registered shares	205,755	14,525
PT Surya Citra Media Tbk3	73,600,000	14,274
Mulberry Group PLC	954,000	13,854
HUGO BOSS AG	195,848	13,712
I.T Limited	27,638,000	13,629
Lithia Motors, Inc., Class A	143,000	13,475
Minor International PCL, nonvoting depositary receipt (Thailand)	11,350,000	13,448
Hankook Tire Co., Ltd.	233,473	12,978
Valeo SA, non-registered shares	183,000	12,330
Toll Brothers, Inc.	300,000	11,853
Euromoney Institutional Investor PLC	822,012	11,488
Tarena International, Inc., Class A (ADR)	630,922	11,300
Nokian Renkaat Oyj	270,000	11,176
TOD’S SpA	177,526	11,071
Tesla, Inc.2	30,000	10,848
Talwalkars Better Value Fitness Ltd.1	2,389,000	10,811
RH2	147,500	9,517
Samsonite International SA	2,175,000	9,082
Central European Media Enterprises Ltd., Class A2	2,220,000	8,880
Tiffany & Co.	90,000	8,448
TravelCenters of America LLC1,2	2,023,750	8,297
American Axle & Manufacturing Holdings, Inc.2	505,000	7,878
William Hill PLC	2,253,000	7,459
China Zenix Auto International Ltd. (ADR)2	2,152,000	3,831
Telepizza Group, SA, non-registered shares2	571,000	3,293
Zinc Media Group PLC2	343,900	5
		6,418,415
Health care14.21%
Molina Healthcare, Inc.1,2	3,731,000	258,111
Bluebird Bio, Inc.2	2,075,607	218,043
Kite Pharma, Inc.2	1,948,462	201,997
GW Pharmaceuticals PLC (ADR)1,2	1,891,400	189,613
Insulet Corp.1,2	3,566,000	182,971
Incyte Corp.2	1,181,122	148,715
Teladoc, Inc.1,2	4,249,281	147,450
NuVasive, Inc.2	1,861,125	143,158
China Biologic Products, Inc.2	1,220,700	138,061
Intuitive Surgical, Inc.2	135,000	126,275
Centene Corp.2	1,459,439	116,580
Glaukos Corp.1,2	2,740,000	113,628
athenahealth, Inc.2	715,000	100,493
Brookdale Senior Living Inc.2	6,410,000	94,291
CONMED Corp.1	1,823,000	92,864
WellCare Health Plans, Inc.2	513,000	92,114
Dechra Pharmaceuticals PLC	4,085,995	90,471
Vitrolife AB1	1,387,559	87,127
Genomma Lab Internacional, SAB de CV, Series B1,2	67,483,000	86,860
Cotiviti Holdings, Inc.2	2,334,233	86,693
Fleury SA, ordinary nominative	10,200,000	82,514
Fisher & Paykel Healthcare Corp. Ltd.	9,693,000	81,330
Sysmex Corp.	1,287,758	76,825

SMALLCAP World Fund — Page 3 of 22

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Integra LifeSciences Holdings Corp.2	1,336,048	$72,828
Prothena Corp. PLC2	1,323,114	71,607
Ultragenyx Pharmaceutical Inc.2	1,137,247	70,634
iRhythm Technologies, Inc.1,2	1,591,200	67,610
EXACT Sciences Corp.2	1,750,000	61,898
Galapagos NV2	778,235	59,429
Illumina, Inc.2	335,200	58,164
Sawai Pharmaceutical Co., Ltd.	1,005,900	56,432
Hikma Pharmaceuticals PLC	2,841,100	54,396
Galenica Sante AG2	1,117,269	52,432
Teleflex Inc.	251,760	52,306
Flexion Therapeutics, Inc.1,2	2,538,000	51,318
Wright Medical Group NV2	1,829,857	50,303
Sartorius AG, non-registered shares, nonvoting preferred	517,372	49,921
BioMarin Pharmaceutical Inc.2	531,500	48,271
Axovant Sciences Ltd.2	2,076,800	48,161
Nakanishi Inc.	1,172,000	47,464
Hologic, Inc.2	1,035,600	46,996
Natera, Inc.1,2	4,222,609	45,858
Capio AB	6,542,608	39,995
CryoLife, Inc.1,2	1,993,149	39,763
Genmab A/S2	165,000	35,203
CellaVision AB, non-registered shares1	1,907,000	34,406
Agios Pharmaceuticals, Inc.2	663,000	34,111
Eurofins Scientific SE, non-registered shares	59,500	33,513
Juno Therapeutics, Inc.2	1,080,000	32,281
Neurocrine Biosciences, Inc.2	688,000	31,648
QIAGEN NV	932,871	31,032
Adaptimmune Therapeutics PLC (ADR)1,2	6,792,700	30,499
Editas Medicine, Inc.2	1,770,000	29,701
ACADIA Pharmaceuticals Inc.2	1,023,000	28,532
Pacific Biosciences of California, Inc.1,2	7,840,000	27,910
Ambu AS, Class B, non-registered shares	410,000	26,450
Hypermarcas SA, ordinary nominative	3,126,077	26,232
Alkem Laboratories Ltd.	905,000	25,981
Monash IVF Group Ltd.1	18,820,000	25,748
Ironwood Pharmaceuticals, Inc., Class A2	1,330,000	25,110
Gerresheimer AG, non-registered shares	310,000	24,937
Intercept Pharmaceuticals, Inc.2	203,637	24,654
Abcam PLC	1,900,000	24,091
Penumbra, Inc.2	265,244	23,275
Virtus Health Ltd.1	5,223,000	21,597
Krka, dd, Novo mesto	335,262	21,061
Tong Ren Tang Technologies Co., Ltd., Class H	13,560,000	20,946
Spark Therapeutics, Inc.2	346,020	20,671
Grifols, SA, Class B (ADR)	616,400	13,024
Grifols, SA, Class A, non-registered shares	270,000	7,520
Acerta Pharma BV2,3,4,6	195,556,815	20,105
Seres Therapeutics, Inc.2	1,561,000	17,639
Lifco AB, Class B	512,105	16,461
NantKwest, Inc.2	1,887,290	14,325
Diplomat Pharmacy, Inc.2	872,100	12,907
Virbac SA2	73,937	11,865
Divi’s Laboratories Ltd.2	1,124,952	11,265
Mesoblast Ltd.2	6,636,000	10,609

SMALLCAP World Fund — Page 4 of 22

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Mesoblast Ltd. (ADR)2	80,000	$635
Alnylam Pharmaceuticals, Inc.2	137,700	10,983
Neovasc Inc.1,2	6,294,667	8,737
Mitra Keluarga Karyasehat Tbk PT3	52,500,000	7,878
Xenon Pharmaceuticals Inc.1,2	1,429,000	4,501
Endo International PLC2	288,481	3,222
		4,933,235
Information technology13.72%
Qorvo, Inc.2	3,884,370	245,958
AAC Technologies Holdings Inc.	17,490,500	218,647
Paycom Software, Inc.1,2	3,116,823	213,222
RingCentral, Inc., Class A2	4,644,000	169,738
Vanguard International Semiconductor Corp.1,2	83,546,386	164,786
DeNA Co., Ltd.	6,132,010	137,169
ZPG PLC1	26,498,395	124,867
VTech Holdings Ltd.	7,858,500	124,509
Square, Inc., Class A2	4,794,830	112,487
Zebra Technologies Corp., Class A2	1,019,300	102,460
Halma PLC	6,749,967	96,706
Versum Materials, Inc.	2,950,690	95,897
Inphi Corp.1,2	2,712,199	93,028
EPAM Systems, Inc.2	1,070,994	90,060
Globant SA1,2	1,969,510	85,556
eMemory Technology Inc.1	6,146,000	80,310
Callidus Software Inc. (USA)1,2	3,310,000	80,102
Kakaku.com, Inc.	5,388,900	77,282
Lumentum Holdings Inc.2	1,353,200	77,200
Quotient Technology Inc.1,2	6,711,613	77,184
Talend SA (ADR)1,2	2,164,055	75,266
MINDBODY, Inc., Class A2	2,593,000	70,530
Finisar Corp.2	2,505,515	65,093
Topcon Corp.	3,731,510	64,163
Wix.com Ltd.2	900,000	62,640
MercadoLibre, Inc.	238,100	59,735
TravelSky Technology Ltd., Class H	19,960,000	58,800
Hamamatsu Photonics KK	1,916,930	58,799
II-VI, Inc.2	1,712,300	58,732
Moneysupermarket.com Group PLC	12,483,000	57,506
SUNeVision Holdings Ltd.	89,854,000	56,738
Mellanox Technologies, Ltd.2	1,293,000	55,987
ON Semiconductor Corp.2	3,937,656	55,285
CDW Corp.	875,000	54,714
Coupa Software Inc.2	1,837,112	53,240
RIB Software SE1	2,980,173	50,342
ASM Pacific Technology Ltd.	3,720,000	50,267
Nemetschek SE	661,300	49,246
Dolby Laboratories, Inc., Class A	990,300	48,485
Criteo SA (ADR)2	960,000	47,088
Sunny Optical Technology (Group) Co., Ltd.	5,185,000	46,488
Viavi Solutions Inc.2	4,303,000	45,311
Takeaway.com NV2	1,000,000	42,591
Autodesk, Inc.2	400,000	40,328
Yandex NV, Class A2	1,530,000	40,147
Cloudera, Inc.2,4	2,471,914	39,600

SMALLCAP World Fund — Page 5 of 22

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
OBIC Co., Ltd.	632,500	$38,802
Silicon Laboratories Inc.2	562,400	38,440
Cognex Corp.	431,202	36,609
Siltronic AG2	413,000	34,987
EVERTEC, Inc.	1,988,000	34,392
Cray Inc.2	1,632,827	30,044
Cypress Semiconductor Corp.	2,200,000	30,030
Trimble Inc.2	840,000	29,963
ShoreTel, Inc.1,2	4,952,000	28,722
Alteryx, Inc., Class A2	1,444,433	28,195
Datalex PLC1	6,106,000	27,896
InterXion Holding NV, non-registered shares2	600,000	27,468
CoStar Group, Inc.2	100,000	26,360
Acacia Communications, Inc.2	634,240	26,302
Zillow Group, Inc., Class C, nonvoting2	525,000	25,730
istyle Inc.	3,246,400	25,631
Gogo Inc.2	2,220,000	25,597
Infinera Corp.2	2,279,000	24,317
TEMENOS Group AG (Switzerland)	270,000	24,103
MagnaChip Semiconductor Corp.1,2	2,355,000	23,079
CardConnect Corp.2	1,485,800	22,361
Semtech Corp.2	620,000	22,165
58.com Inc., Class A (ADR)2	465,000	20,511
Palo Alto Networks, Inc.2	141,000	18,867
YY Inc., Class A (ADR)2	306,000	17,757
MobileIron, Inc.2	2,889,000	17,478
AIXTRON SE2	2,434,518	17,114
Veeco Instruments Inc.2	600,000	16,710
MACOM Technology Solutions Holdings, Inc.2	296,900	16,558
GrubHub Inc.2	342,625	14,938
Ellie Mae, Inc.2	125,000	13,739
BlackLine, Inc.2	350,000	12,509
Exa Corp.1,2	894,100	12,339
Ultimate Software Group, Inc.2	55,700	11,700
Syntel, Inc.	487,043	8,260
Actua Corp.2	566,155	7,954
Tobii AB2	1,699,500	7,928
GoldMoney Inc.1,2	3,531,100	7,706
iEnergizer Ltd.2	7,650,500	7,573
Sonus Networks, Inc.2	984,956	7,328
TOTVS SA, ordinary nominative	775,000	7,055
Xurpas Inc.	41,778,000	7,013
Alten SA, non-registered shares	77,500	6,399
		4,762,918
Industrials11.36%
MonotaRO Co., Ltd.	4,374,300	140,787
Kirby Corp.2	2,065,000	138,045
Loomis AB, Class B	3,749,042	134,392
NIBE Industrier AB, Class B	13,234,285	124,964
Bravida Holding AB1	15,730,395	114,925
BELIMO Holding AG	24,880	107,211
King Slide Works Co., Ltd.1	7,623,765	107,013
IDEX Corp.	875,000	98,884
IMCD NV	1,740,000	94,309

SMALLCAP World Fund — Page 6 of 22

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Oshkosh Corp.	1,349,000	$92,919
ITT Inc.	2,123,174	85,309
Wizz Air Holdings PLC2	2,577,300	81,268
Continental Building Products, Inc.1,2	3,330,700	77,605
TechnoPro Holdings, Inc.1	1,863,000	74,868
Rexnord Corp.2	3,000,000	69,750
Clean Harbors, Inc.2	1,234,500	68,922
Havells India Ltd.	9,533,928	67,849
Johnson Electric Holdings Ltd.	19,347,875	67,281
Aalberts Industries NV, non-registered shares	1,602,000	63,784
Masco Corp.	1,625,000	62,091
NORMA Group SE, non-registered shares	1,194,339	62,081
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	2,249,434	59,143
Allegiant Travel Co.	423,978	57,491
Grupo Aeroportuario del Pacífico SAB de CV	5,094,455	57,373
Nabtesco Corp.	1,964,000	57,012
Elementia, SAB de CV2	40,600,000	55,927
Air Lease Corp., Class A	1,493,000	55,779
Grafton Group PLC, units	6,031,000	55,378
Waste Connections, Inc.	840,000	54,113
Watsco, Inc.	350,000	53,970
Kratos Defense & Security Solutions, Inc.1,2	4,487,000	53,261
Spirit Airlines, Inc.2	991,000	51,185
TransDigm Group Inc.	190,000	51,085
Landstar System, Inc.	591,000	50,590
Graco Inc.	458,000	50,050
ABM Industries Inc.	1,180,400	49,010
BBA Aviation PLC	12,140,000	48,605
Aeroflot - Russian Airlines PJSC2	14,593,000	48,326
American Airlines Group Inc.	872,000	43,879
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	7,234,000	43,718
R.R. Donnelley & Sons Co.	3,400,358	42,641
Welbilt Inc.2	2,250,000	42,413
Rockwool International A/S, Class B	188,600	41,513
Stabilus SA, non-registered shares	530,657	41,208
Boyd Group Income Fund	530,200	39,311
Rheinmetall AG	411,000	39,019
Nihon M&A Center Inc.	1,066,500	38,971
XP Power Ltd.1	1,210,000	38,280
Generac Holdings Inc.2	1,019,500	36,835
BWX Technologies, Inc.	634,000	30,908
Flughafen Zürich AG	119,000	29,213
Unique Engineering and Construction PCL	51,351,000	27,815
Hoshizaki Corp.	304,000	27,461
Kornit Digital Ltd.2	1,400,000	27,090
WageWorks, Inc.2	400,000	26,880
Coor Service Management Holding AB	3,722,729	26,513
Kingspan Group PLC	724,000	24,853
Spirax-Sarco Engineering PLC	351,000	24,458
Amara Raja Batteries Ltd.2	1,879,756	24,417
KEYW Holding Corp.1,2	2,536,400	23,715
AKR Corporindo Tbk PT3	47,774,300	23,388
LT Group, Inc.	76,014,300	22,144
Carborundum Universal Ltd.	4,365,000	21,964
Proto Labs, Inc.2	319,500	21,486

SMALLCAP World Fund — Page 7 of 22

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
USG Corp.2	689,912	$20,021
Geberit AG	41,000	19,121
J. Kumar Infraprojects Ltd.1	4,092,000	18,862
Alliance Global Group, Inc.	66,295,000	18,788
Harmonic Drive Systems Inc.	529,100	18,299
Bossard Holding AG	85,062	17,245
Gujarat Pipavav Port Ltd.	7,189,000	16,627
Teleperformance SE2	116,247	14,890
PayPoint PLC	1,220,000	14,055
BMC Stock Holdings, Inc.2	579,222	12,656
Chart Industries, Inc.2	350,000	12,156
Briggs & Stratton Corp.	500,000	12,050
Talgo SA, non-registered shares	1,910,000	11,545
Sweco AB, Class B, non-registered shares	425,000	10,508
International Container Terminal Services, Inc.	5,250,000	10,175
Takeuchi Mfg. Co., Ltd.	514,694	9,408
COSCO SHIPPING International (Hong Kong) Co., Ltd.	18,820,000	7,521
Intrum Justitia AB	221,500	7,519
Troax Group AB	275,000	7,247
Indutrade AB	310,000	7,102
Douglas Dynamics, Inc.	212,000	6,975
		3,945,418
Financials10.97%
Kotak Mahindra Bank Ltd.	18,292,040	270,472
Essent Group Ltd.1,2	5,077,535	188,580
Validus Holdings, Ltd.	3,033,000	157,625
MarketAxess Holdings Inc.	660,000	132,726
Bajaj Finance Ltd.	6,087,160	129,310
Indiabulls Housing Finance Ltd.	7,225,000	120,289
VZ Holding AG	373,750	119,952
Financial Engines, Inc.	3,137,000	114,814
SVB Financial Group2	652,500	114,703
First Republic Bank	1,141,825	114,297
Webster Financial Corp.	2,156,900	112,633
Texas Capital Bancshares, Inc.2	1,356,017	104,956
Great Western Bancorp, Inc.	2,074,703	84,669
CenterState Banks, Inc.1	3,388,399	84,236
GT Capital Holdings, Inc.	3,485,200	83,573
Capitec Bank Holdings Ltd.	1,291,983	81,968
Radian Group Inc.	4,930,000	80,606
Third Point Reinsurance Ltd.2	5,325,506	74,025
Umpqua Holdings Corp.	3,785,500	69,502
WisdomTree Investments, Inc.	6,800,000	69,156
Chemical Financial Corp.	1,332,450	64,504
Avanza Bank Holding AB	1,392,768	60,821
PacWest Bancorp	1,238,491	57,838
City Union Bank Ltd.	19,961,217	54,614
Close Brothers Group PLC	2,730,000	53,655
MGIC Investment Corp.2	4,766,039	53,380
Trupanion, Inc.1,2	2,380,800	53,282
First Hawaiian, Inc.	1,641,087	50,250
FCB Financial Holdings, Inc., Class A2	1,017,000	48,562
GRUH Finance Ltd.	6,900,000	47,525
BSE Ltd.	2,673,430	44,402

SMALLCAP World Fund — Page 8 of 22

unaudited

Common stocks Financials (continued)	Shares	Value (000)
EFG International AG	6,785,929	$43,947
Redwood Trust, Inc.	2,562,000	43,656
Deutsche Pfandbriefbank AG, non-registered shares	3,330,068	41,058
Janus Henderson Group PLC2	1,200,041	39,733
Cathay General Bancorp, Inc.	1,000,000	37,950
The Bank of N.T. Butterfield & Son Ltd.	1,040,000	35,464
Conyers Park Acquisition Corp., Class A1,2	3,000,000	35,340
Waddell & Reed Financial, Inc., class A	1,850,000	34,928
Legg Mason Partners Equity Fund	915,285	34,927
Eurobank Ergasias SA2	29,592,819	33,123
M&A Capital Partners Co., Ltd.2	660,000	30,455
Boston Private Financial Holdings, Inc.	1,978,177	30,365
NMI Holdings, Inc.2	2,553,127	29,233
RenaissanceRe Holdings Ltd.	205,000	28,505
Moelis & Co., Class A	719,000	27,933
Metro Bank PLC2	592,000	27,665
Mercury General Corp.	500,000	27,000
KKR Real Estate Finance Trust Inc. REIT	1,250,000	26,875
Inversiones La Construcción SA	2,141,182	26,558
Onex Corp.	300,000	24,015
Greenhill & Co., Inc.	1,169,700	23,511
Signature Bank2	157,800	22,649
Shriram Transport Finance Co. Ltd.	1,439,718	22,269
Artisan Partners Asset Management Inc., Class A	705,000	21,644
Permanent TSB Group Holdings PLC2	6,457,000	20,281
Cerved Information Solutions SPA, non-registered shares	1,858,010	19,884
ICRA Ltd.	291,264	18,170
Numis Corp. PLC1	5,663,282	18,053
Acasta Enterprises Inc., Class B2	2,400,000	14,213
Clifton Bancorp Inc.	816,606	13,498
Habib Bank Ltd.	5,000,000	12,835
CYBG PLC2	3,506,300	12,623
Bank of Ireland2	45,456,798	11,941
National Bank of Pakistan	18,295,000	10,296
HarborOne Bancorp, Inc.2	500,000	9,980
		3,807,502
Consumer staples5.21%
Emmi AG1	270,100	203,371
Raia Drogasil SA, ordinary nominative	7,527,574	159,304
Lion Corp.	7,637,000	157,934
Pinnacle Foods Inc.	2,389,050	141,910
Ariake Japan Co., Ltd.	1,607,000	111,872
COSMOS Pharmaceutical Corp.	502,700	97,791
Greencore Group PLC	27,323,390	87,545
Milbon Co., Ltd.1	1,324,300	74,413
Glanbia PLC	3,503,200	68,520
Refresco Group NV	3,169,045	64,681
Treasury Wine Estates Ltd.	5,236,087	52,962
Sugi Holdings Co., Ltd.	942,000	50,419
CCL Products (India) Ltd.1,3,6	10,642,173	48,831
Davide Campari-Milano SpA	6,300,000	44,397
Century Pacific Food, Inc.	113,738,000	40,572
BWX Ltd.1	7,383,000	33,366
CLIO Cosmetics Co., Ltd.1	954,079	32,354

SMALLCAP World Fund — Page 9 of 22

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
BGFretail Co., Ltd.	336,000	$29,660
Kernel Holding SA	1,642,578	28,746
a2 Milk Co. Ltd.2	8,100,000	23,408
Coca-Cola Icecek AS, Class C	1,903,000	21,840
Philip Morris CR as	32,000	21,116
Puregold Price Club, Inc.	23,349,300	20,615
Emperador Inc.	135,870,000	20,302
Herbalife Ltd.2	275,000	19,616
KWS Saat SE, non-registered shares	46,500	18,294
Hyundai Department Store Co., Ltd.	186,000	17,964
Avenue Supermarts Ltd.2	1,337,800	16,870
Del Monte Pacific Ltd.	62,850,314	14,837
Stock Spirits Group PLC	6,404,674	14,181
Delfi Ltd.	9,182,500	13,339
PriceSmart, Inc.	130,000	11,388
Lenta Ltd. (GDR)2	1,222,000	7,100
Lenta Ltd. (GDR)2,5	530,900	3,084
Sprouts Farmers Market, Inc.2	410,600	9,308
R.E.A. Holdings PLC1,2	2,162,000	9,236
Nomad Foods Ltd.2	634,000	8,946
Thai Union Group PCL, foreign registered	12,500,000	7,764
		1,807,856
Materials4.55%
Supreme Industries Ltd.	5,961,479	113,239
James Hardie Industries PLC (CDI)	6,855,000	108,009
Dalmia Bharat Ltd.2	2,765,478	105,665
Platform Specialty Products Corp.2	8,027,510	101,789
Sirius Minerals PLC1,2	247,367,560	97,751
Lundin Mining Corp.	14,501,000	82,412
Scapa Group PLC1	12,183,326	75,136
Outokumpu Oy, Class A (Finland)	8,170,000	65,226
Stella-Jones Inc.	1,776,500	60,632
Ingevity Corp.2	965,000	55,391
Chr. Hansen Holding A/S	749,000	54,475
Boral Ltd.	9,965,000	53,231
PolyOne Corp.	1,323,600	51,276
CCL Industries Inc., Class B, nonvoting	1,000,000	50,594
Buzzi Unicem SPA	1,603,058	39,896
SK Kaken Co., Ltd.	428,000	39,423
Mayr-Melnhof Karton AG, non-registered shares	292,300	38,226
PI Industries Ltd.	2,590,000	33,558
Huntsman Corp.	1,245,000	32,171
HudBay Minerals Inc.	4,934,237	28,537
KOLON Industries, Inc.	382,500	23,034
United States Steel Corp.	967,470	21,420
Croda International PLC	407,448	20,617
Arkema SA	182,500	19,475
Huhtamäki Oyj	488,000	19,229
Kenmare Resources PLC2	5,424,863	18,000
OCI NV2	804,000	17,695
LANXESS AG	213,040	16,130
Symrise AG	227,500	16,115
Steel Dynamics, Inc.	443,700	15,889
CPMC Holdings Ltd.	31,700,000	15,632

SMALLCAP World Fund — Page 10 of 22

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Mountain Province Diamonds Inc.2	4,964,264	$14,853
Royal Gold, Inc.	180,000	14,071
Danakali Ltd.1,2	16,700,000	9,755
Hummingbird Resources PLC1,2	27,459,300	9,433
Bacanora Minerals Ltd.1,2	8,573,925	8,710
Wacker Chemie AG	73,500	7,979
S H Kelkar and Co. Ltd.2	1,920,883	7,838
Kennady Diamonds Inc.1,2	2,557,952	6,509
Nampak Ltd.	3,956,000	5,758
Dalradian Resources Inc.2	3,000,000	3,910
Rusoro Mining Ltd.2	21,437,000	2,810
		1,581,499
Energy3.87%
Centennial Resource Development, Inc., Class A2,5	7,281,954	115,201
Centennial Resource Development, Inc., Class A2,3,5	550,000	7,831
Centennial Resource Development, Inc., Class A2	262,782	4,157
U.S. Silica Holdings, Inc.	3,337,071	118,433
Peyto Exploration & Development Corp.	4,953,836	89,848
Diamondback Energy, Inc.2	947,000	84,103
Seven Generations Energy Ltd., Class A2	4,675,000	80,068
Petronet LNG Ltd.	10,460,000	69,917
Whitecap Resources Inc.	8,814,454	62,941
Kosmos Energy Ltd.2	9,253,000	59,312
Laredo Petroleum, Inc.2	5,002,000	52,621
Parsley Energy, Inc., Class A2	1,707,200	47,375
Tullow Oil PLC2	21,651,989	42,498
WorleyParsons Ltd.2	4,361,974	37,616
Pilipinas Shell Petroleum Corp.	25,893,660	34,689
Aegis Logistics Ltd.	11,779,223	34,470
Concho Resources Inc.2	279,500	33,968
SM Energy Co.	1,823,616	30,144
Keyera Corp.	952,400	29,979
Extraction Oil & Gas, Inc.2	2,216,000	29,805
Hurricane Energy PLC1,2	68,881,650	29,157
Tidewater Midstream and Infrastructure Ltd.1	24,334,000	24,582
Tallgrass Energy GP, LP, Class A	899,900	22,884
Ophir Energy PLC2	20,517,000	22,781
Source Energy Services Ltd.1,2	3,438,235	21,237
Pason Systems Inc.	1,287,000	19,194
PDC Energy, Inc.2	368,000	15,864
Venture Global LNG, Inc., Series C2,3,4,5,6	4,240	15,128
San Leon Energy PLC1,2	32,348,000	14,641
Golar LNG Ltd.	628,092	13,975
Independence Contract Drilling, Inc.1,2	2,857,368	11,115
Lekoil Ltd. (CDI)1,2	42,922,391	9,015
Carrizo Oil & Gas, Inc.2	513,032	8,937
Tourmaline Oil Corp.2	410,000	8,815
Savannah Petroleum PLC1,2,3,6	17,844,000	8,047
Providence Resources PLC1,2	35,235,000	7,285
United Tractors Tbk PT3	3,434,300	7,069
Amerisur Resources PLC2	25,204,200	6,483
Gulf Keystone Petroleum Ltd.2	4,870,000	6,153
Gulf Keystone Petroleum Ltd.2,5	157,150	198
Africa Oil Corp. (SEK denominated)2	2,683,000	4,006

SMALLCAP World Fund — Page 11 of 22

unaudited

Common stocks Energy (continued)	Shares	Value (000)
BNK Petroleum Inc.1,2	12,804,914	$1,777
Denbury Resources Inc.2	669,000	1,024
African Petroleum Corp. Ltd.2	1,295,739	675
		1,345,018
Real estate1.60%
MGM Growth Properties LLC REIT, Class A1	3,778,487	110,294
WHA Corp. PCL1	1,145,170,900	106,528
Purplebricks Group PLC1,2	18,836,800	106,477
Inmobiliaria Colonial, SA2	4,970,000	43,300
Taubman Centers, Inc. REIT	645,000	38,410
OUTFRONT Media Inc. REIT	1,545,153	35,724
Land and Houses PCL, nonvoting depository receipt	69,790,200	20,544
Land and Houses PCL, foreign registered	43,079,800	12,682
Gaming and Leisure Properties, Inc. REIT	800,000	30,136
Mahindra Lifespace Developers Ltd.1	2,696,725	17,961
Fibra Uno Administración, SA de CV REIT	8,860,744	16,805
Soundwill Holdings Ltd.	3,413,500	8,220
K. Wah International Holdings Ltd.	6,585,720	3,998
Morguard Corp.	23,400	3,334
Golden Wheel Tiandi Holdings Co. Ltd.	20,762,000	1,675
		556,088
Utilities0.71%
ENN Energy Holdings Ltd.	12,061,000	72,760
Banpu Power PCL, foreign registered	68,007,700	53,053
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	13,489,712	42,231
CT Environmental Group Ltd.	221,872,000	38,649
Northland Power Inc.	1,100,000	19,594
Energy World Corp. Ltd.2	50,606,000	14,781
Mytrah Energy Ltd.1,2	10,418,000	3,969
		245,037
Telecommunication services0.66%
Iridium Communications Inc.1,2	7,206,088	79,627
Indosat Tbk PT3	94,469,700	46,135
HKBN Ltd.	36,225,500	36,237
Zegona Communications PLC1	12,305,654	26,445
Cogent Communications Holdings, Inc.	565,000	22,657
TalkTalk Telecom Group PLC	6,251,000	14,696
M1 Ltd.	2,732,663	4,327
		230,124
Miscellaneous4.97%
Other common stocks in initial period of acquisition		1,726,264
Total common stocks (cost: $21,582,379,000)		31,359,374
Preferred securities0.00% Consumer staples0.00%
R.E.A. Holdings PLC 9.00%1	96,000	129
Total preferred securities (cost: $185,000)		129

SMALLCAP World Fund — Page 12 of 22

unaudited

Rights & warrants0.02% Information technology0.01%	Shares	Value (000)
CardConnect Corp., warrants, expire 20212	415,000	$1,598
Foursquare Labs, Inc., warrants, expire 20332,3,4,6	1,163,990	1,309
		2,907
Consumer discretionary0.01%
Central European Media Enterprises Ltd., warrants, expire 20182,3	751,800	2,264
Real estate0.00%
WHA Corp. PCL, warrants, expire 20201,2	6,909,830	1,312
Total rights & warrants (cost: $2,491,000)		6,483
Convertible stocks0.31% Information technology0.17%
DocuSign, Inc., Series E, convertible preferred3,4,6	1,236,304	23,873
DocuSign, Inc., Series B, convertible preferred3,4,6	66,593	1,286
DocuSign, Inc., Series D, convertible preferred3,4,6	47,810	924
DocuSign, Inc., Series B1, convertible preferred3,4,6	19,947	385
Domo, Inc., Series D-2, convertible preferred3,4,6	2,965,036	24,995
Foursquare Labs, Inc., Series D, convertible preferred3,4,6	1,551,988	6,225
		57,688
Health care0.12%
Proteus Digital Health, Inc., Series G, convertible preferred3,4,6	3,044,139	42,496
Telecommunication services0.02%
Iridium Communications Inc., Series A, convertible preferred1,5	60,000	7,290
Total convertible stocks (cost: $108,580,000)		107,474
Bonds, notes & other debt instruments0.23% Corporate bonds & notes0.14% Consumer discretionary0.14%	Principal?amount (000)
Caesars Entertainment Operating Co. 10.00% 20187	$54,385	50,306
Total corporate bonds & notes		50,306
U.S. Treasury bonds & notes0.09% U.S. Treasury0.09%
U.S. Treasury 0.75% 20178	30,000	29,938
Total U.S. Treasury bonds & notes		29,938
Total bonds, notes & other debt instruments (cost: $74,476,000)		80,244
Short-term securities9.40%
American Honda Finance Corp. 0.95%–1.00% due 7/5/2017–7/11/2017	64,200	64,181
Bank of Nova Scotia 1.32% due 12/5/20175	75,000	74,560
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.17%–1.40% due 7/3/2017–10/31/2017	107,300	107,307
British Columbia (Province of) 1.00% due 8/18/2017	40,900	40,839
Caisse d’Amortissement de la Dette Sociale 1.10% due 7/17/20175	55,000	54,971
Canadian Imperial Bank of Commerce 0.98%–1.14% due 7/3/2017–8/8/20175	163,200	163,030

SMALLCAP World Fund — Page 13 of 22

unaudited

Short-term securities	Principal?amount (000)	Value (000)
CPPIB Capital Inc. 0.93% due 8/11/20175	$100,000	$99,865
Export Development Canada 0.95%–0.96% due 7/10/2017–7/17/2017	125,000	124,953
Fairway Finance Corp. 1.24% due 9/12/20175	60,000	59,843
Federal Home Loan Bank 0.64%–1.04% due 7/7/2017–9/29/2017	731,000	730,491
Freddie Mac 1.02% due 10/17/2017	100,000	99,691
Jupiter Securitization Co., LLC 0.97% due 7/14/20175	50,000	49,977
Kells Funding, LLC 1.21% due 9/11/20175	207,100	206,580
Liberty Street Funding Corp. 1.21% due 9/7/20175	38,400	38,307
Mizuho Bank, Ltd. 1.12%–1.32% due 8/1/2017–10/20/20175	197,000	196,543
Nestlé Capital Corp. 1.14% due 9/12/20175	55,000	54,868
Nordea Bank AB 1.02%–1.12% due 7/19/2017–9/1/20175	179,900	179,652
Old Line Funding, LLC 1.04% due 7/6/20175	40,000	39,992
Pfizer Inc. 0.93% due 7/20/20175	29,700	29,682
Rabobank Nederland NV 1.23% due 10/11/2017	35,000	34,997
Sumitomo Mitsui Banking Corp. 1.10%–1.23% due 7/11/2017–9/6/20175	190,400	190,116
Thunder Bay Funding, LLC 1.14% due 8/28/20175	48,800	48,700
Toronto-Dominion Bank 1.05%–1.12% due 7/14/2017–9/1/20175	143,100	142,894
Total Capital Canada Ltd. 1.02%–1.20% due 7/11/2017–9/15/20175	262,500	262,128
Victory Receivables Corp. 1.22%–1.24% due 9/5/2017–9/7/20175	120,000	119,669
Wells Fargo Bank, N.A. 1.23% due 7/18/2017	30,000	30,001
Westpac Banking Corp. 1.16% due 8/1/20175	20,000	19,980
Total short-term securities (cost: $3,264,046,000)		3,263,817
Total investment securities 100.27% (cost: $25,032,157,000)		34,817,521
Other assets less liabilities (0.27)%		(92,513)
Net assets 100.00%		$34,725,008

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD25,416	CAD34,000	UBS AG	7/7/2017	$(806)
USD26,561	ZAR345,000	Barclays Bank PLC	7/12/2017	247
USD6,081	JPY669,165	UBS AG	7/12/2017	128
USD31,589	GBP24,400	Bank of America, N.A.	7/12/2017	(203)
USD24,990	GBP19,380	Goldman Sachs	7/13/2017	(262)
USD47,698	JPY5,303,225	JPMorgan Chase	7/28/2017	487
USD14,424	GBP11,375	Bank of America, N.A.	7/28/2017	(406)
USD47,109	INR3,049,338	Citibank	7/31/2017	137
USD40,124	AUD53,150	HSBC Bank	8/9/2017	(705)
USD97,831	GBP76,514	Citibank	8/21/2017	(1,990)
USD13,433	GBP10,590	Barclays Bank PLC	8/29/2017	(386)
				$(3,759)

SMALLCAP World Fund — Page 14 of 22

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
Molina Healthcare, Inc.2	4,526,000	284,000	1,079,000	3,731,000	$6,855	$41,359	$—	$258,111
Lions Gate Entertainment Corp., Class A2	—	4,528,393	285,000	4,243,393	(502)	3,904	—	119,749
Lions Gate Entertainment Corp., Class B2	—	4,528,393	650,000	3,878,393	(991)	(349)	—	101,924
Lions Gate Entertainment Corp.	7,751,786	1,305,000	9,056,786	—	—	(105,982)	—	—
GVC Holdings PLC	19,280,894	2,560,000	—	21,840,894	—	8,212	6,873	215,199
Paycom Software, Inc.2	1,199,028	1,917,795	—	3,116,823	—	58,259	—	213,222
Seria Co., Ltd.	1,425,324	2,830,724	—	4,256,048	—	30,641	584	205,471
Emmi AG	270,100	—	—	270,100	—	18,624	1,598	203,371
GW Pharmaceuticals PLC (ADR)2	1,976,400	40,000	125,000	1,891,400	1,356	(63,473)	—	189,613
Essent Group Ltd.2	4,177,925	1,149,610	250,000	5,077,535	(221)	45,631	—	188,580
Insulet Corp.2	3,921,000	145,000	500,000	3,566,000	2,067	35,955	—	182,971
YOOX Net-A-Porter Group SPA2	3,627,000	2,414,000	—	6,041,000	—	(10,193)	—	167,111
Vanguard International Semiconductor Corp.2	83,546,386	—	—	83,546,386	—	7,452	—	164,786
Teladoc, Inc.2	3,295,269	954,012	—	4,249,281	—	70,392	—	147,450
ZPG PLC9	23,652,006	2,846,389	—	26,498,395	—	11,962	1,748	124,867
Bravida Holding AB	5,545,792	10,184,603	—	15,730,395	—	10,915	2,071	114,925
Bravida Holding AB3	6,000,000	—	6,000,000	—	—	(947)	—	—
Bravida Holding AB	—	1,445,000	1,445,000	—	—	—	—	—
Glaukos Corp.2	1,706,070	1,033,930	—	2,740,000	—	8,350	—	113,628
zooplus AG, non-registered shares2	558,778	1,356	—	560,134	—	30,128	—	111,318
MGM Growth Properties LLC REIT, Class A	3,311,387	467,100	—	3,778,487	—	12,240	4,260	110,294
WHA Corp. PCL	1,081,018,900	64,152,000	—	1,145,170,900	—	2,906	5,083	106,528
WHA Corp. PCL, warrants, expire 20202	6,909,830	—	—	6,909,830	—	(403)	—	1,312
Ted Baker PLC	3,340,342	106,555	—	3,446,897	—	(2,699)	2,287	107,297
King Slide Works Co., Ltd.	7,623,000	765	—	7,623,765	—	8,216	—	107,013
Purplebricks Group PLC2,10	4,295,000	14,541,800	—	18,836,800	—	45,588	—	106,477
Evolution Gaming Group AB	1,943,200	—	—	1,943,200	—	38,332	936	101,580
Sirius Minerals PLC2	179,676,660	67,690,900	—	247,367,560	—	5,382	—	97,751
Sleep Country Canada Holdings Inc.	3,011,253	—	—	3,011,253	—	24,079	1,047	95,553
Inphi Corp.2	2,459,199	1,091,000	838,000	2,712,199	3,495	(23,162)	—	93,028
CONMED Corp.	2,141,654	—	318,654	1,823,000	(2,790)	25,012	1,242	92,864

SMALLCAP World Fund — Page 15 of 22

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
MakeMyTrip Ltd., non-registered shares2,10	735,000	1,902,600	—	2,637,600	$—	$12,750	$—	$88,492
MakeMyTrip Ltd., non-registered shares2,3,4	—	92,000	—	92,000	—	(411)	—	2,901
Vitrolife AB	1,387,559	—	—	1,387,559	—	(865)	408	87,127
Iridium Communications Inc.2	6,008,616	1,197,472	—	7,206,088	—	20,415	—	79,627
Iridium Communications Inc., Series A, convertible preferred5	60,000	—	—	60,000	—	1,010	396	7,290
Genomma Lab Internacional, SAB de CV, Series B2	67,483,000	—	—	67,483,000	—	16,279	—	86,860
Globant SA2	2,717,510	34,000	782,000	1,969,510	2,198	(6,334)	—	85,556
POYA International Co., Ltd.	6,735,908	—	—	6,735,908	—	(14,841)	—	85,472
Taiwan Paiho Ltd.	22,578,000	—	—	22,578,000	—	3,919	—	84,983
CenterState Banks, Inc.	2,758,399	630,000	—	3,388,399	—	19,729	521	84,236
eMemory Technology Inc.	6,146,000	—	—	6,146,000	—	14,483	1,313	80,310
Callidus Software Inc. (USA)2	—	3,310,000	—	3,310,000	—	12,987	—	80,102
Entertainment One Ltd.	25,150,631	2,500,000	—	27,650,631	—	(1,331)	—	79,374
Continental Building Products, Inc.2	3,330,700	—	—	3,330,700	—	7,694	—	77,605
SeaWorld Entertainment, Inc.10	2,803,625	3,618,032	1,673,065	4,748,592	(6,481)	6,627	(76)	77,260
Quotient Technology Inc.2	6,711,613	—	—	6,711,613	—	(12,148)	—	77,184
JINS Inc.	1,608,000	—	227,000	1,381,000	2,937	10,746	—	76,862
Talend SA (ADR)2,10	787,500	1,376,555	—	2,164,055	—	17,637	—	75,266
Scapa Group PLC10	4,000,000	8,183,326	—	12,183,326	—	24,265	—	75,136
TechnoPro Holdings, Inc.	2,125,000	138,000	400,000	1,863,000	2,071	1,386	1,773	74,868
Milbon Co., Ltd.	535,000	789,300	—	1,324,300	—	12,266	769	74,413
iRhythm Technologies, Inc.2	—	1,591,200	—	1,591,200	—	21,815	—	67,610
Strayer Education, Inc.	—	724,200	—	724,200	—	10,776	346	67,510
Beauty Community PCL	217,500,000	34,500,000	43,500,000	208,500,000	8,385	158	831	66,288
Trupanion, Inc.2	2,290,500	90,300	—	2,380,800	—	12,930	—	53,282
Kratos Defense & Security Solutions, Inc.2	—	4,487,000	—	4,487,000	—	17,750	—	53,261
Flexion Therapeutics, Inc.2	1,723,051	814,949	—	2,538,000	—	2,244	—	51,318
RIB Software SE	2,904,993	217,733	142,553	2,980,173	(520)	13,036	495	50,342
CCL Products (India) Ltd.3,6	9,479,102	1,163,071	—	10,642,173	—	7,077	—	48,831
Natera, Inc.2	4,099,803	122,806	—	4,222,609	—	(1,033)	—	45,858
Tailored Brands, Inc.	—	3,741,000	—	3,741,000	—	(29,713)	1,244	41,750
CryoLife, Inc.2,10	1,093,598	899,551	—	1,993,149	—	5,382	—	39,763
XP Power Ltd.	1,140,000	70,000	—	1,210,000	—	11,474	825	38,280

SMALLCAP World Fund — Page 16 of 22

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
Conyers Park Acquisition Corp., Class A2	—	3,000,000	—	3,000,000	$—	$5,340	$—	$35,340
Hostelworld Group PLC	—	7,645,662	—	7,645,662	—	14,060	1,743	34,555
CellaVision AB, non-registered shares	—	1,907,000	—	1,907,000	—	3,333	209	34,406
BWX Ltd.	—	7,383,000	—	7,383,000	—	4,637	—	33,366
CLIO Cosmetics Co., Ltd.	—	954,079	—	954,079	—	(1,553)	—	32,354
Adaptimmune Therapeutics PLC (ADR)2	4,601,000	2,927,000	735,300	6,792,700	(9,602)	(1,573)	—	30,499
Hurricane Energy PLC2	—	68,881,650	—	68,881,650	—	—	—	29,157
ShoreTel, Inc.2	—	4,952,000	—	4,952,000	—	(5,825)	—	28,722
Pacific Biosciences of California, Inc.2,10	1,240,000	6,600,000	—	7,840,000	—	(3,660)	—	27,910
Datalex PLC	—	6,106,000	—	6,106,000	—	106	4	27,896
Zegona Communications PLC	12,305,654	—	—	12,305,654	—	8,772	345	26,445
Monash IVF Group Ltd.	18,520,000	300,000	—	18,820,000	—	(9,746)	621	25,748
Lands’ End, Inc.2	1,504,000	150,000	—	1,654,000	—	437	—	24,645
Tidewater Midstream and Infrastructure Ltd.	12,444,000	11,890,000	—	24,334,000	—	(3,105)	491	24,582
Tidewater Midstream and Infrastructure Ltd.	4,490,000	—	4,490,000	—	—	(412)	—	—
KEYW Holding Corp.2	2,836,400	—	300,000	2,536,400	(703)	(3,895)	—	23,715
MagnaChip Semiconductor Corp.2	2,355,000	—	—	2,355,000	—	3,438	—	23,079
Virtus Health Ltd.	4,603,000	620,000	—	5,223,000	—	(8,374)	459	21,597
Source Energy Services Ltd.2	—	3,438,235	—	3,438,235	—	(4,462)	—	21,237
J. Kumar Infraprojects Ltd.	4,092,000	—	—	4,092,000	—	7,607	—	18,862
Numis Corp. PLC	5,663,282	—	—	5,663,282	—	1,962	866	18,053
Mahindra Lifespace Developers Ltd.	2,157,380	539,345	—	2,696,725	—	1,489	—	17,961
Mahindra & Mahindra Ltd., rights, expire 20172,3	—	539,345	539,345	—	—	—	—	—
San Leon Energy PLC2	4,003,000	28,345,000	—	32,348,000	—	(4,928)	—	14,641
San Leon Energy PLC2,3	21,800,000	—	21,800,000	—	—	(461)	—	—
BNN Technology PLC2	8,457,000	10,550,000	—	19,007,000	—	(11,820)	—	14,606
Exa Corp.2	—	894,100	—	894,100	—	(640)	—	12,339
Independence Contract Drilling, Inc.2	3,010,000	—	152,632	2,857,368	68	(4,082)	—	11,115
Talwalkars Better Value Fitness Ltd.	2,389,000	—	—	2,389,000	—	862	—	10,811
Danakali Ltd.2	—	16,700,000	—	16,700,000	—	2,061	—	9,755
Hummingbird Resources PLC2	18,920,000	8,539,300	—	27,459,300	—	647	—	9,433
R.E.A. Holdings PLC2	800,000	1,362,000	—	2,162,000	—	1,588	—	9,236
R.E.A. Holdings PLC 9.00%	96,000	—	—	96,000	—	12	11	129
Lekoil Ltd. (CDI)2	25,208,400	23,713,991	6,000,000	42,922,391	—	(2,716)	—	9,015

SMALLCAP World Fund — Page 17 of 22

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
Neovasc Inc.2	3,474,667	2,820,000	—	6,294,667	$—	$3,034	$—	$8,737
Bacanora Minerals Ltd.2	—	8,573,925	—	8,573,925	—	(832)	—	8,710
TravelCenters of America LLC2	2,023,750	—	—	2,023,750	—	(6,193)	—	8,297
Savannah Petroleum PLC2,3,6	17,844,000	—	—	17,844,000	—	999	—	8,047
GoldMoney Inc.2	3,531,100	—	—	3,531,100	—	(4,379)	—	7,706
Providence Resources PLC2	35,235,000	—	—	35,235,000	—	2,948	—	7,285
Kennady Diamonds Inc.2	2,557,952	—	—	2,557,952	—	(1,310)	—	6,509
Xenon Pharmaceuticals Inc.2	1,030,000	399,000	—	1,429,000	—	(6,823)	—	4,501
Mytrah Energy Ltd.2	10,418,000	—	—	10,418,000	—	(3,019)	—	3,969
BNK Petroleum Inc.2	12,804,914	—	—	12,804,914	—	(321)	—	1,777
Acasta Enterprises Inc., Class B2,11	—	2,400,000	—	2,400,000	—	(3,463)	—	—
Actua Corp.2,11	2,602,000	—	2,035,845	566,155	598	2,422	—	—
BCA Marketplace PLC3,11	42,870,000	—	23,103,861	19,766,139	5,264	1,329	1,184	—
Blue Nile, Inc.2,11	753,000	174,000	927,000	—	5,128	292	—	—
Bluebird Bio, Inc.2,11	1,619,352	583,255	127,000	2,075,607	334	65,885	—	—
CardConnect Corp.2,11	—	1,485,800	—	1,485,800	—	3,789	—	—
CardConnect Corp., warrants, expire 20212,11	—	415,000	—	415,000	—	33	—	—
Century Communities, Inc.2,11	1,576,000	—	665,000	911,000	2,109	591	—	—
China Biologic Products, Inc.2,11	1,682,523	13,400	475,223	1,220,700	(10,967)	(13,286)	—	—
DeNA Co., Ltd.11	8,201,010	890,000	2,959,000	6,132,010	(182)	(113,168)	1,912	—
Domino’s Pizza, Inc.11	2,828,769	—	879,500	1,949,269	105,685	32,974	2,871	—
Financial Engines, Inc.11	3,137,000	—	—	3,137,000	—	21,614	659	—
Finisar Corp.2,11	5,729,000	21,000	3,244,485	2,505,515	9,848	(32,510)	—	—
Greenko Group PLC3,11	9,748,155	—	9,748,155	—	(24,209)	24,081	289	—
Gulf Keystone Petroleum Ltd.2,5,11	15,715,000	—	15,557,850	157,150	—	(238)	—	—
Gulf Keystone Petroleum Ltd.2,11	42,000,000	932,000,000	969,130,000	4,870,000	—	164	—	—
Installed Building Products, Inc.2,11	1,704,039	—	395,539	1,308,500	11,473	13,114	—	—
istyle Inc.11	3,832,900	308,600	895,100	3,246,400	1,099	(13)	14	—
Ladbrokes Coral Group PLC9,11	55,522,600	—	26,000,000	29,522,600	(11,678)	(5,853)	737	—
Myriad Genetics, Inc.2,11	3,712,256	—	3,712,256	—	(27,864)	13,900	—	—
NCC Group PLC11	14,386,000	1,598,000	15,984,000	—	(28,442)	(15,919)	303	—
Sonus Networks, Inc.2,11	2,875,200	—	1,890,244	984,956	(3,166)	(141)	—	—
Stock Spirits Group PLC11	14,404,674	—	8,000,000	6,404,674	(13,307)	16,234	521	—
Takeuchi Mfg. Co., Ltd.11	802,100	1,826,858	2,114,264	514,694	2,745	108	234	—
Tele Columbus AG2,11	6,696,000	—	1,817,000	4,879,000	3,727	11,709	—	—
Transocean Partners LLC11	2,470,063	—	2,470,063	—	4,493	(4,950)	(1,988)	—
Zeltiq Aesthetics, Inc.2,11	3,122,044	75,956	3,198,000	—	119,609	(66,600)	—	—
					$159,919	$479,791	$48,059	$6,733,757

SMALLCAP World Fund — Page 18 of 22

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Security did not produce income during the last 12 months.
3	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $479,651,000, which represented 1.38% of the net assets of the fund. This amount includes $240,708,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,182,568,000, which represented 6.29% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Scheduled interest and/or principal payment was not received.
8	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,026,000, which represented .01% of the net assets of the fund.
9	This security changed its name due to a corporate action during the reporting period.
10	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2016; it was not publicly disclosed.
11	Unaffiliated issuer at 6/30/2017.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$42,496.12%
Cloudera, Inc.	4/28/2017-6/20/2017	41,044	39,600.11
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	23,873.07
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	1,286.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	924.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	385.00
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	24,995.07
Acerta Pharma BV	5/7/2015	11,250	20,105.06
Venture Global LNG, Inc., Class C	5/1/2015	12,720	15,128.04
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.02
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	1,309.00
MakeMyTrip Ltd., non-registered shares	5/2/2017	3,312	2,901.01
Total private placement securities		$171,327	$179,227.50%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

SMALLCAP World Fund — Page 19 of 22

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $489,063,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

SMALLCAP World Fund — Page 20 of 22

unaudited

participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$6,300,695	$117,720	$—	$6,418,415
Health care	4,905,252	7,878	20,105	4,933,235
Information technology	4,762,918	—	—	4,762,918
Industrials	3,922,030	23,388	—	3,945,418
Financials	3,807,502	—	—	3,807,502
Consumer staples	1,759,025	—	48,831	1,807,856
Materials	1,581,499	—	—	1,581,499
Energy	1,306,943	14,900	23,175	1,345,018
Real estate	556,088	—	—	556,088
Utilities	245,037	—	—	245,037
Telecommunication services	183,989	46,135	—	230,124
Miscellaneous	1,652,502	52,001	21,761	1,726,264
Preferred securities	129	—	—	129
Rights & warrants	2,910	2,264	1,309	6,483
Convertible stocks	—	7,290	100,184	107,474
Bonds, notes & other debt instruments	—	80,244	—	80,244
Short-term securities	—	3,263,817	—	3,263,817
Total	$30,986,519	$3,615,637	$215,365	$34,817,521

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$999	$—	$999
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,758)	—	(4,758)
Total	$—	$(3,759)	$—	$(3,759)

*	Securities with a value of $11,551,863,000, which represented 33.27% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,007,674
Gross unrealized depreciation on investment securities	(1,011,696)
Net unrealized appreciation on investment securities	9,995,978
Cost of investment securities	24,821,543

SMALLCAP World Fund — Page 21 of 22

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
SEK = Swedish kronor
USD/$ = U.S. dollars
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-035-0817O-S60645	SMALLCAP World Fund — Page 22 of 22

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 28, 2017